AMOUNTS DUE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Amounts Due To Related Parties
AMOUNTS DUE TO RELATED PARTIES

NOTE－8 AMOUNTS DUE TO RELATED PARTIES

Amounts due to related parties consisted of the following:

	As of December 31,
	2022	2021
	$’000	$’000

Due to related parties
- P4 Engineering Industrial Pte Ltd(1)	907	481
- Yin Zhan Holdings Pte Ltd(2)	510	-
Due to directors	15,750	15,471

	17,167	15,952

The entities are related parties of the Company as follows:

(1)	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors of P4 Engineering Industrial Pte Ltd. Mr. James Lim and Ms. Lee NG are the shareholders and they hold 100% in P4 Engineering Industrial Pte Ltd.
(2)	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.

The amounts are unsecured, interest-free and non-repayable on demand.